INVESTMENT PROPERTY - Schedule of Reconciliation of the Carrying Amount (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Schedule Of Reconciliation Of The Carrying Amount Abstract
Balance	$ 0
Acquisitions (Note 8)	2,379,879
Change in fair value	38,296
Exchange differences	27,117
Balance	$ 2,445,292